                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549


Form 1 3F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


    /s/ Stephen E. Memishian          Mount Kisco, NY         08/08/2005
------------------------------  --------------------------  --------------------
           [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name
      28-___________________        ___________________________
      [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:         0

Form 1 3F Information Table Entry Total:   55

Form 1 3F Information Table Value Total:   247,880

                                         (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

PORTVUE-SEC13F.LNP           DSM CAPITAL PARTNERS LLC                     PAGE 1
RUN DATE: 07/25/05  9:15 A.M.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 06/30/05

                                                         VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS CUSIP     (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
----------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ---- ------ -----
ADOBE SYS INC JAN 2007 JAN 30 OPTION - CALL  00724F1AF      240     300 SH  CALL DEFINED             0    300    0
ADOBE SYSTEMS                 COM            00724F101     9618  336160 SH       DEFINED             0 336160    0
AMERICAN EXPRESS              COM            025816109    11174  209925 SH       DEFINED             0 209925    0
AMERICAN MEDICAL SYSTEMS      COM            02744M108      717   34710 SH       DEFINED             0  34710    0
ANTEON INTERNATIONAL          COM            03764E108      557   12220 SH       DEFINED             0  12220    0
BIOMET                        COM            090613100     5945  171670 SH       DEFINED             0 171670    0
C H ROBINSON WORLDWIDE        COM            12541W100     5716   98205 SH       DEFINED             0  98205    0
CACI INTERNATIONAL            COM            127190304      599    9490 SH       DEFINED             0   9490    0
CELGENE                       COM            151020104    15104  371115 SH       DEFINED             0 371115    0
CELGENE CORP JAN 2006 JAN 40  OPTION - CALL  1510209AH      285     500 SH  CALL DEFINED             0    500    0
CELGENE CORP JAN 2007 JAN 40  OPTION - CALL  1510202AH      980    1000 SH  CALL DEFINED             0   1000    0
CELGENE CORP JAN 2007 JAN 60  OPTION - CALL  1510202AL      372    1200 SH  CALL DEFINED             0   1200    0
CHESAPEAKE ENERGY             COM            165167107      443   19420 SH       DEFINED             0  19420    0
COGNOS                        COM            19244C109    10097  295740 SH       DEFINED             0 295740    0
EOG RESOURCES                 COM            26875P101     2377   41855 SH       DEFINED             0  41855    0
EXPEDITORS INTERNATIONAL      COM            302130109     7059  141710 SH       DEFINED             0 141710    0
FISHER SCIENTIFIC             COM            338032204     9522  146715 SH       DEFINED             0 146715    0
FLIR SYSTEMS                  COM            302445101      660   22130 SH       DEFINED             0  22130    0
FRANKLIN RESOURCES            COM            354613101      539    7000 SH       DEFINED             0   7000    0
GENZYME                       COM            372917104    16049  267075 SH       DEFINED             0 267075    0
GENZYME CORP JAN 2007 JAN 60  OPTION - CALL  3729172AL      202     200 SH  CALL DEFINED             0    200    0
HARRIS CORP                   COM            413875105      950   30440 SH       DEFINED             0  30440    0
INTUIT                        COM            461202103      696   15430 SH       DEFINED             0  15430    0
KINETIC CONCEPTS              COM            49460W208      445    7415 SH       DEFINED             0   7415    0
LAUREATE EDUCATION            COM            518613104      530   11075 SH       DEFINED             0  11075    0
LINEAR TECHNOLOGY             COM            535678106     5754  156830 SH       DEFINED             0 156830    0
LOWE'S COMPANIES              COM            548661107    11152  191545 SH       DEFINED             0 191545    0
L-3 COMMUNICATIONS            COM            502424104    11427  149220 SH       DEFINED             0 149220    0
MAXIM SEMICONDUCTOR           COM            57772K101     5818  152225 SH       DEFINED             0 152225    0
MEDTRONIC                     COM            585055106    10610  204875 SH       DEFINED             0 204875    0
MICROCHIP TECHNOLOGY          COM            595017104     4282  144550 SH       DEFINED             0 144550    0
NASDAQ 100 TR JAN 2006 JAN 38 OPTION - PUT   6311004ML      660    3000 SH  PUT  DEFINED             0   3000    0
NASDAQ 100 TR JAN 2006 JAN 41 OPTION - CALL  6311004AO       55    1000 SH  CALL DEFINED             0   1000    0
NASDAQ 100 TR JAN 2006 JAN 43 OPTION - CALL  6311004AQ       20    1000 SH  CALL DEFINED             0   1000    0
NOBLE CORP                    COM            G65422100      814   13240 SH       DEFINED             0  13240    0
OCCIDENTAL PETROLEUM          COM            674599105    11998  155960 SH       DEFINED             0 155960    0
PACER INTERNATIONAL           COM            69373H106      506   23200 SH       DEFINED             0  23200    0

PORTVUE-SEC13F.LNP           DSM CAPITAL PARTNERS LLC                     PAGE 2
RUN DATE: 07/25/05  9:15 A.M.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 06/30/05

                                                         VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS CUSIP     (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
----------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ---- ------ -----
PETSMART                      COM            716768106     6830  225040 SH       DEFINED             0 225040    0
QUALCOMM                      COM            747525103     5138  155660 SH       DEFINED             0 155660    0
RED ROBIN GOURMET BURGERS     COM            75689M101      501    8090 SH       DEFINED             0   8090    0
RESPIRONICS                   COM            761230101      471   13030 SH       DEFINED             0  13030    0
SCHLUMBERGER                  COM            806857108    15983  210475 SH       DEFINED             0 210475    0
SCHLUMBERGER JAN 2007 JAN 75  OPTION - CALL  8068572AO      109     100 SH  CALL DEFINED             0    100    0
SMITH & NEPHEW                COM            83175M205      649   13135 SH       DEFINED             0  13135    0
ST. JUDE MEDICAL              COM            790849103     8734  200280 SH       DEFINED             0 200280    0
STRYKER                       COM            863667101     3565   74965 SH       DEFINED             0  74965    0
TARGET                        COM            87612E106     5831  107160 SH       DEFINED             0 107160    0
THE CHEESECAKE FACTORY        COM            163072101    10948  315233 SH       DEFINED             0 315233    0
TRANSOCEAN                    COM            G90078109      672   12450 SH       DEFINED             0  12450    0
VARIAN MEDICAL SYSTEMS        COM            92220P105    10772  288565 SH       DEFINED             0 288565    0
WALGREEN COMPANY              COM            931422109     4742  103115 SH       DEFINED             0 103115    0
WEATHERFORD                   COM            G95089101      789   13615 SH       DEFINED             0  13615    0
WRIGHT EXPRESS                COM            98233Q105      543   29400 SH       DEFINED             0  29400    0
ZEBRA TECHNOLOGIES            COM            989207105      509   11635 SH       DEFINED             0  11635    0
ZIMMER HOLDINGS               COM            98956P102     7122   93500 SH       DEFINED             0  93500    0

LINE COUNT: 55